Financial Instruments - Liquidity Risk - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity amount of short-term debt | $			$ 2
Committed bank facility		£ 2,200	$ 3,000
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		6		£ 12
Derivative instruments not designated as hedging instruments, at fair value	£ 2	6
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities				5
Derivative financial assets		114		35
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		6		7
Derivative financial assets		£ 37		£ 36